Financial instruments - Financial instruments indexed to LIBOR (Details) - USD ($) $ in Millions	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Debt	$ 595		$ 571	$ 857
Term loan
Disclosure of detailed information about financial instruments [line items]
Debt		$ 200
Term loan | Financial instruments indexed to LIBOR
Disclosure of detailed information about financial instruments [line items]
Debt	199
Interest rate swap contracts | Financial instruments indexed to LIBOR
Disclosure of detailed information about financial instruments [line items]
Derivatives	$ 1